UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21422

Trust for Advised Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Christopher E. Kashmerick
Trust for Advised Portfolios
2020 East Financial Way, Suite 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7385
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period:  June 30, 2017

Item 1. Schedule of Investments.

Ziegler Floating Rate Fund
Schedule of Investments
June 30, 2017 (Unaudited)

Principal
Amount		Rate(1)	Maturity	Value
	BANK LOANS ― 98.4%
	AIR TRANSPORT - 2.2%
997,481	Air Medical Group Holdings, Inc.	5.159%	4/28/2022	$995,112

	BUILDING & DEVELOPMENT ― 2.8%
1,244,323	SRS Distribution Inc.	4.546	8/25/2022	1,250,937

	BUSINESS EQUIPMENT & SERVICES ― 22.9%
496,250	Blackboard Inc.	6.158	6/30/2021	495,009
1,489,853	BMC Software Finance, Inc.	5.226	9/12/2022	1,495,075
500,000	Idera, Inc. (3)	5.645	6/28/2024	500,000
988,469	IG Investments Holdings, LLC	5.296	10/31/2021	998,665
734,694	Jackson Hewitt Tax Service, Inc.	8.172	7/30/2020	705,306
1,243,758	Kronos Incorporated	4.680	11/1/2023	1,253,689
748,232	LANDesk Group, Inc.	5.480	1/22/2024	745,583
1,000,000	Project Alpha Intermediate Holding, Inc.	4.670	4/26/2024	994,845
998,750	Rackspace Hosting, Inc.	4.172	11/3/2023	1,000,698
992,456	TIBCO Software Inc.	5.730	12/4/2020	999,190
1,052,349	VF Holdings Corp.	4.546	6/30/2023	1,053,333
				10,241,393
	CHEMICALS & PLASTICS - 3.0%
346,635	Kraton Polymers, LLC	5.226	1/6/2022	350,417
1,000,000	New Arclin U.S. Holdings, Inc.	5.670	2/14/2024	1,011,875
				1,362,292
	CONTAINERS & GLASS PRODUCTS - 1.7%
759,816	Reynolds Group Holdings, Inc.	4.226	2/3/2023	761,632

	DRUGS - 3.5%
498,724	Amneal Pharmaceuticals LLC	4.796	11/1/2019	502,777
1,051,314	Valeant Pharmaceuticals International, Inc.	5.830	4/1/2022	1,066,811
				1,569,588
	ELECTRONICS/ELECTRIC - 2.2%
500,000	KEMET Corporation	7.172	4/26/2024	502,500
500,000	Switch, Ltd.	3.970	6/27/2024	502,970
				1,005,470
	FINANCIAL INTERMEDIARIES - 8.9%
479,167	First American Payment Systems, L.P.	6.836	1/5/2024	484,557
989,975	First Eagle Holdings, Inc.	4.796	12/1/2022	1,000,988
500,000	NAB Holdings, LLC	4.799	7/1/2024	501,770
490,813	Resolute Investment Managers, Inc.	5.546	4/29/2022	494,495
1,487,487	Russell Investments US Institutional Holdco, Inc.	6.976	6/1/2023	1,511,659
				3,993,469
	FOOD/DRUG RETAILER ― 1.1%
498,750	GOBP Holdings, Inc.	4.796	10/21/2021	492,984

	FOOD PRODUCTS ― 1.6%
248,747	Give and Go Prepared Foods Corp.	6.726	7/31/2023	252,478
497,403	Weight Watchers International, Inc.	6.777	4/2/2020	480,120
				732,598
	HEALTH CARE ― 7.3%
777,332	Alvogen Pharma U.S., Inc.	6.230	4/4/2022	766,644
500,000	GHX Ultimate Parent Corporation	4.546	6/28/2024	500,835
987,288	Kindred Healthcare, Inc.	4.688	4/9/2021	991,918
990,000	Prospect Medical Holdings, Inc.	7.250	6/30/2022	999,900
				3,259,297

Ziegler Floating Rate Fund
Schedule of Investments (Continued)
June 30, 2017 (Unaudited)

Principal
Amount		Rate(1)	Maturity	Value
	INDUSTRIAL EQUIPMENT ― 4.6%
449,074	Gardner Denver, Inc.	4.546%	7/30/2020	$450,278
644,542	Hudson Products Holdings Inc.	5.300	3/15/2019	596,201
990,000	NN, Inc.	4.976	4/2/2021	990,931
				2,037,410
	INSURANCE ― 1.1%
498,750	Acrisure, LLC	6.296	11/22/2023	504,463

	LEISURE GOODS/ACTIVITIES/MOVIES ― 2.4%
493,741	Life Time Fitness, Inc.	4.226	6/10/2022	495,027
587,500	Lions Gate Entertainment Corp.	4.226	12/8/2023	591,906
				1,086,933
	LODGING & CASINOS ― 2.4%
1,044,169	Scientific Games International, Inc.	5.108	10/1/2021	1,055,702

	OIL & GAS ― 1.0%
500,000	Fieldwood Energy LLC	8.296	8/31/2020	471,875

	PUBLISHING ― 3.4%
1,519,975	Harland Clarke Holdings Corp.	6.796	2/9/2022	1,525,294

	RETAILERS ― 8.2%
750,000	Ascena Retail Group, Inc.	5.625	8/22/2022	633,281
497,462	Aspen Dental Management, Inc.	6.910	4/29/2022	503,526
462,497	Jill Holdings LLC	6.180	5/9/2022	453,536
500,000	LSF9 Atlantis Holdings, LLC	7.060	5/1/2023	505,730
156,656	NVA Holdings, Inc.	4.796	8/13/2021	157,733
446,816	Talbots Inc. (The)	5.726	3/19/2020	419,784
1,000,000	Western Dental Services, Inc.	6.476	6/30/2023	997,500
				3,671,090
	STEEL ― 1.7%
748,087	Dynacast International LLC	4.546	1/28/2022	752,063

	SURFACE TRANSPORT ― 3.0%
856,463	Garda World Security Corp.	5.226	5/24/2024	863,422
497,475	Gruden Acquisition, Inc.	6.796	8/18/2022	485,660
				1,349,082
	TELECOMMUNICATIONS ― 8.2%
1,000,000	CenturyLink, Inc.	1.375	1/31/2025	990,070
936,120	Polycom, Inc.	6.444	9/27/2023	949,286
750,000	U.S. TelePacific Corp.	6.226	5/2/2023	742,594
494,997	WideOpenWest Finance, LLC	4.702	8/18/2023	495,168
496,250	Windstream Services, LLC	5.210	3/29/2021	496,042
				3,673,160
	UTILITIES ― 5.2%
1,432,252	Eastern Power, LLC	5.226	10/2/2023	1,427,955
947,625	Talen Energy Supply, LLC	5.226	7/14/2023	882,481
				2,310,436
	TOTAL BANK LOANS
	(Cost $43,778,467)			$44,102,280

	SHORT TERM INVESTMENT ― 5.1%
2,262,241	Short-Term Investments Trust - Government & Agency Portfolio - Institutional Class, 0.89% (2)			2,262,241

	TOTAL SHORT TERM INVESTMENT
	(Cost $2,262,241)			2,262,241

	TOTAL INVESTMENTS ― 103.5% (Cost $46,040,708)			$46,364,521
	Liabilities in Excess of Other Assets ― (3.5)%			(1,576,556)
	TOTAL NET ASSETS ― 100.0%			$44,787,965

Ziegler Floating Rate Fund
Schedule of Investments (Continued)
June 30, 2017 (Unaudited)

Percentages are stated as a percent of net assets.

(1) Variable rates securities. Rates disclosed as of June 30, 2017.
(2) Rate quoted is seven-day yield at period end.
(3) Unfunded loan commitment.

The cost basis of investment for federal income tax purposes at June 30, 2017, was as follows*:

Cost of Investments	$46,040,708
Gross Unrealized Appreciation	537,228
Gross Unrealized Depreciation	(213,415)
Net Unrealized Appreciation	$323,813

* Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year's income tax information, please refer to the Notes to Financial Statements sections in the
Fund's most recent annual report.

The S&P’s industry classification was developed by and/or is the exclusive property of the
Standard & Poor's Financial Services, LLC ("S&P") and has been licensed for use by Ziegler Capital Management, LLC.

Ziegler Floating Rate Fund
Schedule of Investments (Continued)
June 30, 2017 (Unaudited)

Security Valuation

Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price (“NOCP”).  Exchange-traded securities for which no sale was reported and NASDAQ securities for which there is no NOCP are valued at the mean of the most recent quoted bid and ask prices. Unlisted securities held by the Funds are valued at the last sale price in the over-the-counter (“OTC”) market.  If there is no trading on a particular day, the mean between the last quoted bid and ask price is used.

Long-term fixed income securities are valued using prices provided by an independent pricing service approved by the Board of Trustees.  Pricing services may use various valuation methodologies, including matrix pricing and other analytical models as well as market transactions and dealer quotations. Short-term investments are valued at amortized cost, which approximates fair value. If amortized cost does not approximate fair value, short term securities are reported at fair value. Options and any other financial derivatives not traded on an exchange are valued by an independent pricing service using pricing models. Securities for which market quotations are not readily available are valued at their estimated fair value as determined in good faith by Ziegler Capital Management, LLC (the "Adviser" or “Ziegler”) under procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees.

Bank loans in which the Fund may invest have similar risks to lower-rated fixed income securities. Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. Senior secured bank loans are supported by collateral; however, the value of the collateral may be insufficient to cover the amount owed to the Fund. By relying on a third party to administer a loan, the Fund is subject to the risk that the third party will fail to perform its obligations. The loans in which the Fund will invest are largely floating rate instruments; therefore, the interest rate risk generally is lower than for fixed-rate debt obligations. However, an increase in interest rates may adversely affect the borrower’s financial condition. Due to the unique and customized nature of loan agreements evidencing loans, loans are not as easily purchased or sold as publicly traded securities. Although the range of investors in loans has broadened in recent years, there can be no assurance that future levels of supply and demand in loan trading will provide the degree of liquidity which currently exists in the market. In addition, the terms of the loans may restrict their transferability without borrower consent. These factors may have an adverse effect on the market price and the Fund’s ability to dispose of particular portfolio investments. A less liquid secondary market also may make it more difficult for the Fund to obtain valuations of the loans in its portfolio.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels and described below:

Level 1 - quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 - observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 - significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

Ziegler Floating Rate Fund
Schedule of Investments (Continued)
June 30, 2017 (Unaudited)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments in each category investment type as of June 30, 2017:

Description	Level 1	Level 2	Level 3	Total
Assets
Bank Loans	$-	$44,102,280	$-	$44,102,280
Short-Term Investment	2,262,241	-	-	2,262,241
Total	$2,262,241	$44,102,280	$-	$46,364,521

See the Schedule of Investments for further detail of investment classifications.

The Funds recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels at period end.

There were no Level 3 securities held at period end.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Advised Portfolios

By         /s/ Christopher E. Kashmerick
Christopher E. Kashmerick, President and Principal Executive Officer

Date      August 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By         /s/ Russell B. Simon
Russell B. Simon, Treasurer and Principal Financial Officer

Date      August 24, 2017